Income and expenses - Net other operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income and expenses
Government grants	€ 4,913	€ 4,853	€ 4,932
Amortization intangibles purchase price allocation	(3,326)	(4,012)	(5,146)
Allowance for doubtful debtors	(95)	(448)	390
Capitalized expenses (asset construction)	1,246	1,360	887
Tax credits		(5,189)
Impairment of intangible assets (Note 6) and PPE (Note 7)		(3,054)
Impairment of goodwill		(1,175)
Impairment of goodwill		(1,175)
Indemnity fee from commercial agreement			506
COVID support Germany			681
Other	1,485	1,141	946
Total	€ 4,223	€ (6,524)	€ 3,196